Income Taxes - Reconciliation of Income Taxes Calculated at Statutory Rate (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Tax Expense Continuing Operations [Abstract]
Earnings (Loss) Before Income Tax	$ 4,071	$ 5,040
Canadian Statutory Rate (percent)	23.70%	23.70%
Expected Income Tax Expense (Recovery)	$ 965	$ 1,194
Effect on Taxes Resulting From:
Statutory and Other Rate Differences	(34)	(38)
Non-Taxable Capital (Gains) Losses	45	(15)
Non-Recognition of Capital (Gains) Losses	45	(30)
Adjustments Arising From Prior Year Tax Filings	(31)	(16)
Recognition of U.S. Tax Basis	(77)	(115)
Other	16	(49)
Total Tax Expense (Recovery)	$ 929	$ 931
Effective Tax Rate (percent)	22.80%	18.50%